Nature of Business and Organization	12 Months Ended
Mar. 31, 2024
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

ALE Group Holding Limited (the “Company” or “ALE”) is a holding company incorporated on January 22, 2020 under the BVI law. The Company has no substantial operations other than holding all of the outstanding share capital of ALE (BVI) Limited (“BVI Sub”) which was incorporated under BVI law on February 20, 2020. BVI Sub is also a holding company holding of all the equity interest of ALE Corporate Services Ltd (“ALECS”), a Hong Kong Company incorporated on June 30, 2014. The Company, through ALECS, is engaged in providing accounting and corporate consulting services to small and medium-sized businesses. The Company’s headquarters is located in Hong Kong, China. All of the Company’s business activities are carried out by ALECS.

BVI Sub acquired all the equity interest of ALECS from the ALECS equity holders via certain share exchange agreement on March 10, 2020. ALE acquired all the equity interests of BVI Sub via certain share exchange agreement on March 11, 2020.

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
ALE Group Holding Limited (“ALE”)	● A BVI company ● Incorporated on January 22, 2020	-	Investment holding
ALE (BVI) Limited (“BVI Sub”)	● A BVI company ● Incorporated on February 20, 2020	100% owned by ALE	Investment holding
ALE Corporate Services Ltd (“ALECS”),	● A Hong Kong company ● Incorporated on June 30, 2014	100% owned by BVI Sub	Providing accounting and corporate consulting services to small and medium-sized businesses